CAPITAL RESERVE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Capital Reserve

	Year Ended December 31,
	2022	2021	2020
Opening carrying amount	55,953	19,979	16,007
Share options and warrants exercised (Note 13)	151	—	545
Issue of ordinary shares (Note 11)	7,619	35,910	3,427
Transfer from share capital reserve upon change of par value	—	64	—
Closing carrying amount	63,723	55,953	19,979